Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating expenses:
Research and development	$ 7,024,747	$ 2,942,625
General and administrative	5,703,173	3,974,850
Total operating expenses	12,727,920	6,917,475
Loss from operations	(12,727,920)	(6,917,475)
Other income (expenses):
Change in fair value of derivative liabilities	(54,634)	(708,901)
Interest expense, net	(761,038)	(1,336,826)
Other		2,350
Loss on Extinguishment of debt	(3,774,468)
Total other income (expenses)	(4,590,140)	(2,043,377)
Net loss	$ (17,318,060)	$ (8,960,852)
Net loss per common share - basic and diluted	$ (2.74)	$ (2.86)
Weighted average number of common shares outstanding - basic and diluted	6,311,769	3,136,336